INTEREST BEARING LOANS AND BORROWINGS	12 Months Ended
Dec. 31, 2017
INTEREST BEARING LOANS AND BORROWINGS
INTEREST BEARING LOANS AND BORROWINGS

19.      INTEREST-BEARING LOANS AND BORROWINGS

	December 31,	December 31,
	2016	2017

Long-term loans and borrowings

Finance lease payables (note 20)	6,692,302	5,607,570

Bank and other loans (Note (a))
— Secured (Note (f))	13,415,140	14,716,175
— Guaranteed (Note (e))	2,088,327	3,191,277
— Unsecured	16,196,805	22,575,882

	31,700,272	40,483,334

Medium-term notes and bonds and long-term bonds and private
placement notes (Note (b))
— Guaranteed (Note (e))	1,998,833	—
— Unsecured	22,058,281	15,696,961

	24,057,114	15,696,961

Total long-term loans and borrowings	62,449,688	61,787,865

Current portion of finance lease payables (note 20)	(2,008,716)	(2,115,644)

Current portion of medium-term bonds and long-term bonds	(8,393,073)	(12,492,378)

Current portion of long-term bank and other loans	(4,725,151)	(6,890,140)

Non-current portion of long-term loans and borrowings	47,322,748	40,289,703

	December 31,	December 31,
	2016	2017

Short-term loans and borrowings
Bank and other loans (Note (c))
— Secured (Note (f))	1,846,500	1,292,000
— Guaranteed (Note (e))	305,000	150,000
— Unsecured	30,170,325	29,392,442

	32,321,825	30,834,442

Short-term bonds, unsecured (Note (d))	8,020,015	3,601,573
Gold leasing arrangements (Note (g))	2,990,614	6,818,393
Current portion of finance lease payables (note 20)	2,008,716	2,115,644
Current portion of medium-term notes	8,393,073	12,492,378
Current portion of long-term bank and other loans	4,725,151	6,890,140

Total short-term borrowings and
current portion of long-term loans and borrowings	58,459,394	62,752,570

As at December 31, 2017, except for loans and borrowings of the Group amounting to RMB21 million (December 31, 2016: RMB23 million) and RMB1,860 million (December 31, 2016: RMB1,572 million) which were denominated in JPY and USD, respectively, all loans and borrowings were denominated in RMB.

Included in the Group's interest-bearing loans and borrowings are amounts due from the Group's joint ventures and subsidiaries of Chinalco of RMB190 million (December 31, 2016: RMB190 million) and RMB3,330 million (December 31, 2016: RMB6,051 million), respectively, as set out in note 35(b).

Note:

(a)      Long-term bank and other loans

(i)	The maturity of long-term bank and other loans is set out below：

	Loans from banks and				Total of long-term bank
	other				and
	financial institutions		Other loans		other loans
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2016	2017	2016	2017	2016	2017

Within 1 year	4,718,809	6,883,500	6,342	6,640	4,725,151	6,890,140
Between 1 and 2 years	7,994,380	5,171,738	6,342	2,277	8,000,722	5,174,015
Between 2 and 5 years	10,268,857	8,666,967	7,026	6,827	10,275,883	8,673,794
Over 5 years	8,687,124	19,736,283	11,392	9,102	8,698,516	19,745,385

	31,669,170	40,458,488	31,102	24,846	31,700,272	40,483,334

(ii)

Other loans were provided by local bureaus of the Ministry of Finance to the Group. The weighted average annual interest rate of long-term bank and other loans for the year ended December 31, 2017 was 5.67% (2016: 5.08%).

(b)      Medium-term notes and bonds and long-term bonds and private placement notes

Outstanding long-term bonds and medium-term notes of the Group as at December 31, 2016 and 2017 are summarized as follows:

	Face		Effective	December 31,	December 31,
	value /maturity		interest rate	2016	2017

2007 long-term bonds	2,000,000	/2017	4.64%	1,998,833	—
2015 medium-term notes	3,000,000	/2018	5.53%	2,989,992	2,999,030
2015 medium-term notes	1,500,000	/2018	5.01%	1,492,351	1,496,503
2012 medium-term bonds	3,000,000	/2017	5.77%	2,996,618	—
2013 medium-term bonds	3,000,000	/2018	5.99%	2,993,272	2,999,211
2014 medium-term bonds	3,000,000	/2017	7.35%	2,997,622	—
2015 medium-term bonds	3,000,000	/2018	6.11%	2,996,615	2,999,359
2015 medium-term bonds	2,000,000	/2018	6.08%	1,993,474	1,998,275
2016 private placement notes	3,215,000	/2019	5.12%	3,198,337	3,204,583
2012 NingXia medium-term notes	400,000	/2017	6.06%	400,000	—
				24,057,114	15,696,961

Long-term bonds and medium-term notes and bonds were issued for capital expenditure purposes, operating cash flows and bank loan re-financing.

(c)      Short-term bank and other loans

Other loans were entrusted loans provided by state-owned companies to the Group.

The weighted average annual interest rate of short-term bank and other loans for the year ended December 31, 2017 was 4.43% (2016: 4.44%).

(d)      Short-term bonds

Outstanding short-term bonds as at December 31, 2016 and 2017 are summarized as follows:

	Face		Effective	December 31,	December 31,
	value /maturity		interest rate	2016	2017
2016 short-term bonds	1,500,000	/2017	4.30%	1,535,140	—
2016 short-term bonds	3,000,000	/2017	4.13%	3,047,026	—
2016 short-term bonds	3,000,000	/2017	3.95%	3,037,849	—
2016 short-term bonds	400,000	/2017	4.13%	400,000	—
2017 short-term bonds	3,000,000	/2018	4.30%	—	3,101,573
2017 short-term bonds	500,000	/2018	4.90%	—	500,000

				8,020,015	3,601,573

All the above short-term bonds were issued for working capital needs.

(e)      Guaranteed interest-bearing loans and borrowings

Details of the interest-bearing loans and borrowings in which the Group received guarantees are set out as follows:

	December 31,	December 31,
Guarantors	2017	2016

Long-term bonds
Bank of Communications (交通銀行股份有限公司) ("BOCOM")	1,998,833	—

Long-term loans
Lanzhou Aluminum Factory*(蘭州鋁廠) (Note (i))	8,000	4,000
The Company	866,877	—
Ningxia Energy (Note (ii))	1,099,400	1,020,400
Yinxing Energy (Note (ii))	109,000	91,000
Zhongwei Renewable Energy Co., Ltd.* (中衛寧電新能源有限公司) (Note (ii))	5,050	—
Baotou Aluminum Co., Ltd. (包頭鋁業) and Baotou Communications Investment Group Co., Ltd. (包交投資) (Note (iii))	—	1,600,000
The Company and Hangzhou Jinjiang Group Co., Ltd. (杭州錦江) (Note (iv))	—	475,877

	2,088,327	3,191,277

Short-term loans
Ningxia Energy (Note (ii))	120,000	70,000
Shandong Aluminum (Note (i))	15,000	—
Chalco Shandong (Note (ii))	170,000	80,000

	305,000	150,000

Note:

(i)The guarantor is a subsidiary of Chinalco.

(ii)The guarantor is a subsidiary of the Group.

(iii)The guarantors are a subsidiary of the Company and a third party respectively.

(iv)The guarantors are the Company and a third party respectively.

*     The English names represent the best effort by management of the Group in translating the Chinese names of the Companies as they do not have any official English names.

(f)         Secured interest-bearing loans and borrowings

The assets pledged for bank and other borrowings were set out in note 24 to the financial statements.

(g)       Gold leasing arrangements

In 2016 and 2017, the Company entered into several gold leasing master framework agreements,  individual gold leasing agreements and general hedging agreements with Bank of Communications,  China Everbright Bank and Agriculture Bank of China ,  collectively, "the Banks".

According to the gold leasing master framework agreements and gold leasing agreements, the Company leased standard gold with fineness of Au 99.99 for 6 to 12 months from the Banks, with annual  interest rates ranging from 3.65% to 4.15%.  Concurrently, the Company entrusted the Banks to sell all the leased gold and received cash of RMB7,804 million from the sale. Upon the expiry of the gold leasing agreements, the Company shall purchase the standard gold (with same quality and value according to the general hedging agreements entered into simultaneously with the leasing agreements ) to return to the Banks.

The directors of the Company are of the view that the Company is free from the assumption of risk  of gold price fluctuations due to the fixed repurchase price under the general hedging agreements, and therefore, this arrangement should be accounted for as  short-term loans with fixed interest rates (ranging from 3.65% to 4.15%), net of the Banks' charges.